INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	April 30, 2025	October 31, 2024
Federal income tax benefit (provision) attributable to:
Current operations	$44,686	$43,707
Less: Utilization of NOL carryforward	(9,178)	–
Less: valuation allowance	–	(43,707)
Net provision for federal income taxes	$35,508	$–

	October 31, 2024	October 31, 2023
Federal income tax benefit attributable to:
Current operations	$43,707	$9,412
Less: valuation allowance	(43,707)	(9,412)
Net provision for federal income taxes	$–	$–

Schedule of deferred tax assets

	April 30, 2025	October 31, 2024
Deferred tax asset attributable to:
Net operating loss carryover	$–	$9,178
Less: valuation allowance	–	(9,178)
Net deferred tax asset	$–	$–

	October 31, 2024	October 31, 2023
Deferred tax asset attributable to:
Net operating loss carryover	$9,178	$1,977
Less: valuation allowance	(9,178)	(1,977)
Net deferred tax asset	$–	$–